Effects of Regulation (Tables)	12 Months Ended
Dec. 31, 2018
Regulated Generating Unit to be Retired by 2020

Gross Investment	Accumulated Depreciation	Net Investment	Accelerated Depreciation Regulatory Asset (a)	Materials and Supplies	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
(dollars in millions)
$106.6	$62.8	$43.8	$5.5	$3.1	$5.0	2020	28 years

(a)
In October 2018, PSO changed depreciation rates to utilize the 2020 end-of-life and defer depreciation expense to a regulatory asset for the amount in excess of the previously OCC-approved depreciation rates for Oklaunion Power Station. See “2018 Oklahoma Base Rate Case” section of Note 4 for additional information.

Regulatory Assets

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2018	2017
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs, Virginia - earns a return	$82.4	$21.4	1 year
Under-recovered Fuel Costs, West Virginia - does not earn a return	17.2	67.4	1 year
Total Current Regulatory Assets	$99.6	$88.8

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$9.0	$9.1
Total Regulatory Assets Currently Earning a Return	9.0	9.1
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	35.3	39.7
Other Regulatory Assets Pending Final Regulatory Approval	0.6	0.6
Total Regulatory Assets Currently Not Earning a Return	35.9	40.3

Total Regulatory Assets Pending Final Regulatory Approval (a)	44.9	49.4

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant - West Virginia	85.3	86.3	25 years
West Virginia Delayed Customer Billing	0.6	7.8	1 year
Other Regulatory Assets Approved for Recovery	0.6	3.9	various
Total Regulatory Assets Currently Earning a Return	86.5	98.0
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	172.2	168.8	12 years
Unamortized Loss on Reacquired Debt	89.3	93.2	27 years
Vegetation Management Program - West Virginia	26.6	33.5	3 years
Peak Demand Reduction/Energy Efficiency	19.7	18.1	8 years
Postemployment Benefits	18.0	18.8	4 years
Virginia Generation Rate Adjustment Clause	10.3	7.3	2 years
Virginia Transmission Rate Adjustment Clause	—	32.6
Storm-Related Costs - West Virginia	—	32.2
Other Regulatory Assets Approved for Recovery	8.3	22.0	various
Total Regulatory Assets Currently Not Earning a Return	344.4	426.5

Total Regulatory Assets Approved for Recovery	430.9	524.5

Total Noncurrent Regulatory Assets	$475.8	$573.9

(a)
In 2015, APCo recorded a $91 million reduction to accumulated depreciation related to the remaining net book value of plants retired in 2015, primarily in its Virginia jurisdiction. These plants were normal retirements at the end of their depreciable lives under the group composite method of depreciation. APCo’s recovery of the remaining Virginia net book value for the retired plants will be considered in the Virginia SCC’s 2020 triennial review of APCo’s generation and distribution base rates.

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2018	2017
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$—	$15.0
Total Current Regulatory Assets	$—	$15.0

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Cook Plant Uprate Project	$—	$36.3
Cook Plant Turbine	—	15.9
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	—	14.7
Rockport Plant Dry Sorbent Injection System - Indiana	—	10.4
Other Regulatory Assets Pending Final Regulatory Approval	3.3	2.0
Total Regulatory Assets Pending Final Regulatory Approval	3.3	79.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	232.2	245.3	10 years
Cook Plant Uprate Project	35.0	—	15 years
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	16.1	—	16 years
Cook Plant Turbine	15.8	—	20 years
Rockport Plant Dry Sorbent Injection System - Indiana	11.5	—	9 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	5.7	6.0	20 years
Other Regulatory Assets Approved for Recovery	2.4	1.0	various
Total Regulatory Assets Currently Earning a Return	318.7	252.3
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	84.9	77.8	12 years
Cook Plant Nuclear Refueling Outage Levelization	37.5	66.7	3 years
PJM Costs and Off-system Sales Margin Sharing - Indiana	20.1	57.0	2 years
Unamortized Loss on Reacquired Debt	18.7	9.5	30 years
Postemployment Benefits	6.5	9.7	4 years
Medicare Subsidy	6.1	7.1	6 years
Other Regulatory Assets Approved for Recovery	16.7	20.0	various
Total Regulatory Assets Currently Not Earning a Return	190.5	247.8

Total Regulatory Assets Approved for Recovery	509.2	500.1

Total Noncurrent Regulatory Assets	$512.5	$579.4

	AEP Texas
	December 31,		Remaining Recovery Period
Regulatory Assets:	2018	2017
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Storm-Related Costs (a)	$152.4	$123.3
Rate Case Expense	0.2	0.1
Total Regulatory Assets Pending Final Regulatory Approval	152.6	123.4

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Advanced Metering System	45.3	33.5	2 years
Meter Replacement Costs	40.1	44.9	9 years
Total Regulatory Assets Currently Earning a Return	85.4	78.4
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	176.9	151.2	12 years
Unamortized Loss on Reacquired Debt	6.0	7.7	19 years
Transmission Cost Recovery Factor	1.7	9.5	2 years
Other Regulatory Assets Approved for Recovery	7.4	8.5	various
Total Regulatory Assets Currently Not Earning a Return	192.0	176.9

Total Regulatory Assets Approved for Recovery	277.4	255.3

Total Noncurrent Regulatory Assets	$430.0	$378.7

(a)
As of December 31, 2018, AEP Texas has deferred $129 million related to Hurricane Harvey and will seek securitization of the distribution related assets. See Note 4 - Rate Matters for additional information.

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2018	2017
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return (a)	$0.4	$115.9	1 year
Total Current Regulatory Assets	$0.4	$115.9

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Other Regulatory Assets Pending Final Regulatory Approval	$1.0	$—
Total Regulatory Assets Pending Final Regulatory Approval	1.0	—

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Ohio Capacity Deferral	57.8	172.6	1 year
Ohio Distribution Decoupling	12.3	61.7	2 years
Ohio Basic Transmission Cost Rider	—	90.8
Other Regulatory Assets Approved for Recovery	0.9	1.7	various
Total Regulatory Assets Currently Earning a Return	71.0	326.8
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	181.5	170.6	12 years
Unrealized Loss on Forward Commitments	100.2	131.8	14 years
Smart Grid Costs	8.1	—	2 years
Postemployment Benefits	7.9	7.2	4 years
Unamortized Loss on Reacquired Debt	6.5	7.8	20 years
Other Regulatory Assets Approved for Recovery	11.3	8.6	various
Total Regulatory Assets Currently Not Earning a Return	315.5	326.0

Total Regulatory Assets Approved for Recovery	386.5	652.8

Total Noncurrent Regulatory Assets	$387.5	$652.8

(a)	December 31, 2017 balance includes PIRR.

	SWEPCo
	December 31,		Remaining Recovery Period
	2018	2017
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs, Arkansas/Louisiana - earns a return	$18.8	$14.1	1 year
Total Current Regulatory Assets	$18.8	$14.1

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$50.3	$50.3
Other Regulatory Assets Pending Final Regulatory Approval	0.3	0.5
Total Regulatory Assets Currently Earning a Return	50.6	50.8
Regulatory Assets Currently Not Earning a Return
Asset Retirement Obligation - Arkansas, Louisiana	5.3	4.0
Rate Case Expense - Texas	4.9	4.3
Shipe Road Transmission Project - FERC	—	3.3
Other Regulatory Assets Pending Final Regulatory Approval	3.6	2.5
Total Regulatory Assets Currently Not Earning a Return	13.8	14.1

Total Regulatory Assets Pending Final Regulatory Approval	64.4	64.9

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Environmental Controls Projects	14.2	—	14 years
Other Regulatory Assets Approved for Recovery	7.2	7.2	various
Total Regulatory Assets Currently Earning a Return	21.4	7.2
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	108.4	101.0	12 years
Plant Retirement Costs - Unrecovered Plant	17.1	17.6	23 years
Unamortized Loss on Reacquired Debt	7.4	4.7	25 years
Medicare Subsidy	3.2	3.7	6 years
Environmental Controls Projects	—	15.3
Other Regulatory Assets Approved for Recovery	8.9	6.2	various
Total Regulatory Assets Currently Not Earning a Return	145.0	148.5

Total Regulatory Assets Approved for Recovery	166.4	155.7

Total Noncurrent Regulatory Assets	$230.8	$220.6

	AEP
	December 31,		Remaining Recovery Period
	2018	2017
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$101.7	$203.1	1 year
Under-recovered Fuel Costs - does not earn a return	48.4	89.4	1 year
Total Current Regulatory Assets	$150.1	$292.5

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	$50.3	$50.3
Kentucky Deferred Purchased Power Expenses	14.5	—
Other Regulatory Assets Pending Final Regulatory Approval	14.8	9.6
Total Regulatory Assets Currently Earning a Return	79.6	59.9
Regulatory Assets Currently Not Earning a Return
Storm-Related Costs (a)	152.4	128.0
Plant Retirement Costs - Asset Retirement Obligation Costs	35.3	39.7
Cook Plant Uprate Project	—	36.3
Cook Plant Turbine	—	15.9
Other Regulatory Assets Pending Final Regulatory Approval	20.7	42.2
Total Regulatory Assets Currently Not Earning a Return	208.4	262.1

Total Regulatory Assets Pending Final Regulatory Approval (b)	288.0	322.0

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	680.9	682.6	25 years
Meter Replacement Costs	74.4	83.7	9 years
Plant Retirement Costs - Asset Retirement Obligation Costs	64.3	34.3	22 years

Ohio Capacity Deferral	57.8	172.6	1 year
Advanced Metering System	45.3	33.5	2 years
Environmental Control Projects	43.4	28.1	22 years
Cook Plant Uprate Project	35.0	—	15 years
Storm-Related Costs	31.1	39.3	4 years
Mitchell Plant Transfer - West Virginia	17.0	17.8	22 years
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	16.1	—	16 years
Cook Plant Turbine	15.8	—	20 years
Ohio Distribution Decoupling	12.3	61.7	2 years
Ohio Basic Transmission Cost Rider	—	90.8
Other Regulatory Assets Approved for Recovery	46.1	49.4	various
Total Regulatory Assets Currently Earning a Return	1,139.5	1,293.8
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	1,326.6	1,196.3	12 years
Unamortized Loss on Reacquired Debt	134.2	129.9	30 years
Unrealized Loss on Forward Commitments	104.6	139.3	14 years
Cook Plant Nuclear Refueling Outage Levelization	37.5	66.7	3 years
Postemployment Benefits	35.6	39.1	4 years
Peak Demand Reduction/Energy Efficiency	31.9	40.1	8 years
Medicare Subsidy	27.9	32.5	6 years
Vegetation Management - West Virginia	26.6	33.5	3 years
PJM/SPP Annual Formula Rate True Up	22.0	11.7	2 years
Plant Retirement Costs - Asset Retirement Obligation Costs	21.6	37.2	22 years
PJM Costs and Off-system Sales Margin Sharing - Indiana	20.1	57.0	2 years
Storm-Related Costs	11.3	44.2	5 years
Virginia Transmission Rate Adjustment Clause	—	32.6
Other Regulatory Assets Approved for Recovery	83.0	111.7	various
Total Regulatory Assets Currently Not Earning a Return	1,882.9	1,971.8

Total Regulatory Assets Approved for Recovery	3,022.4	3,265.6

Total Noncurrent Regulatory Assets	$3,310.4	$3,587.6

(a)
As of December 31, 2018, AEP Texas has deferred $129 million related to Hurricane Harvey and will seek securitization of the distribution related assets. See Note 4 - Rate Matters for additional information.

(b)
In 2015, APCo recorded a $91 million reduction to accumulated depreciation related to the remaining net book value of plants retired in 2015, primarily in its Virginia jurisdiction. These plants were normal retirements at the end of their depreciable lives under the group composite method of depreciation. APCo’s recovery of the remaining Virginia net book value for the retired plants will be considered in the Virginia SCC’s 2020 triennial review of APCo’s generation and distribution base rates.

	AEPTCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2018	2017
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets approved for recovery:

Regulatory Assets Currently Not Earning a Return
PJM/SPP Annual Formula Rate True Up	$12.9	$11.7	2 years
Total Regulatory Assets Approved for Recovery	12.9	11.7

Total Noncurrent Regulatory Assets	$12.9	$11.7

	PSO
	December 31,		Remaining Recovery Period
	2018	2017
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$—	$36.7
Total Current Regulatory Assets	$—	$36.7

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Oklaunion Power Station Accelerated Depreciation	$5.5	$—
Total Regulatory Assets Currently Earning a Return	5.5	—
Regulatory Assets Currently Not Earning a Return
Other Regulatory Assets Pending Final Regulatory Approval	0.5	3.3
Total Regulatory Assets Currently Not Earning a Return	0.5	3.3

Total Regulatory Assets Pending Final Regulatory Approval	6.0	3.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	153.4	138.5	22 years
Meter Replacement Costs	34.3	38.8	9 years
Storm-Related Costs	31.1	39.0	4 years
Environmental Control Projects	29.2	28.1	22 years
Red Rock Generating Facility	8.6	8.8	38 years
Other Regulatory Assets Approved for Recovery	0.5	0.5	various
Total Regulatory Assets Currently Earning a Return	257.1	253.7
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	84.3	72.7	12 years
Peak Demand Reduction/Energy Efficiency	6.3	13.0	2 years
Unamortized Loss on Reacquired Debt	4.3	5.0	14 years
SPP Base Plan Fees	1.4	16.3	2 years
Other Regulatory Assets Approved for Recovery	9.6	4.1	various
Total Regulatory Assets Currently Not Earning a Return	105.9	111.1

Total Regulatory Assets Approved for Recovery	363.0	364.8

Total Noncurrent Regulatory Assets	$369.0	$368.1

Regulatory Liabilities

	SWEPCo
	December 31,		Remaining Refund Period
	2018	2017
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs, Texas - pays a return	$11.1	$8.7	1 year
Total Current Regulatory Liabilities	$11.1	$8.7

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	$280.1	$650.5
Excess ADIT that is Not Subject to Rate Normalization Requirements	26.9	62.7
Total Regulatory Liabilities Pending Final Regulatory Determination	307.0	713.2

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	437.8	424.5	(b)
Other Regulatory Liabilities Approved for Payment	2.5	2.6	various
Total Regulatory Liabilities Currently Paying a Return	440.3	427.1
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	4.5	5.9	13 years
Other Regulatory Liabilities Approved for Payment	4.9	7.5	various
Total Regulatory Liabilities Currently Not Paying a Return	9.4	13.4
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	370.5	—	(c)
Excess ADIT that is Not Subject to Rate Normalization Requirements	54.3	—	2 years
Income Taxes Subject to Flow Through	(258.5)	(257.3)	31 years
Total Income Tax Related Regulatory Liabilities	166.3	(257.3)

Total Regulatory Liabilities Approved for Payment	616.0	183.2

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$923.0	$896.4

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

(c)	Refunded using ARAM.

	OPCo
	December 31,		Remaining Refund Period
	2018	2017
Regulatory Liabilities:	(in millions)

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$0.2	$0.2
Total Regulatory Liabilities Currently Not Paying a Return	0.2	0.2
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	—	436.3
Excess ADIT that is Not Subject to Rate Normalization Requirements	—	230.8
Total Income Tax Related Regulatory Liabilities	—	667.1

Total Regulatory Liabilities Pending Final Regulatory Determination	0.2	667.3

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	436.6	428.8	(b)
Ohio Basic Transmission Cost Rider	68.8	—	2 years
Other Regulatory Liabilities Approved for Payment	0.4	1.4	various
Total Regulatory Liabilities Currently Paying a Return	505.8	430.2
Regulatory Liabilities Currently Not Paying a Return
PJM Transmission Enhancement Refund	71.3	—	7 years
Ohio Enhanced Service Reliability Plan	43.1	30.6	2 years
Peak Demand Reduction/Energy Efficiency	14.9	23.6	2 years
Distribution Investment Rider	7.8	0.3	2 years
Other Regulatory Liabilities Approved for Payment	11.3	11.1	various
Total Regulatory Liabilities Currently Not Paying a Return	148.4	65.6
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	350.5	—	(c)
Excess ADIT that is Not Subject to Rate Normalization Requirements	279.1	—	10 years
Income Taxes Subject to Flow Through	(62.8)	(62.9)	29 years
Total Income Tax Related Regulatory Liabilities	566.8	(62.9)

Total Regulatory Liabilities Approved for Payment	1,221.0	432.9

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,221.2	$1,100.2

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

(c)	Refunded using ARAM.

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2018	2017
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	$268.2	$794.4
Excess ADIT that is Not Subject to Rate Normalization Requirements	283.7	381.1
Total Regulatory Liabilities Pending Final Regulatory Determination	551.9	1,175.5

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	618.3	615.8	(b)
Deferred Investment Tax Credits	1.0	0.9	42 years
Total Regulatory Liabilities Currently Paying a Return	619.3	616.7
Regulatory Liabilities Currently Not Paying a Return
PJM Transmission Enhancement Refund	47.7	—	7 years
Unrealized Gain on Forward Commitments	34.7	9.5	6 years
Virginia Transmission Rate Adjustment Clause	11.3	—	2 years
Consumer Rate Relief - West Virginia	8.8	6.5	1 year
Other Regulatory Liabilities Approved for Payment	3.9	1.9	various
Total Regulatory Liabilities Currently Not Paying a Return	106.4	17.9
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	453.5	—	(c)
Excess ADIT that is Not Subject to Rate Normalization Requirements	84.5	—	10 years
Income Taxes Subject to Flow Through	(365.9)	(355.2)	26 years
Total Income Tax Related Regulatory Liabilities	172.1	(355.2)

Total Regulatory Liabilities Approved for Payment	897.8	279.4

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,449.7	$1,454.9

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

(c)	Refunded using ARAM.

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2018	2017
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs, Michigan - pays a return	$4.5	$—	1 year
Over-recovered Fuel Costs, Indiana - does not pay a return	22.9	2.7	1 year
Total Current Regulatory Liabilities	$27.4	$2.7

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	$125.0	$534.6
Excess ADIT that is Not Subject to Rate Normalization Requirements	40.6	193.0
Total Regulatory Liabilities Pending Final Regulatory Determination	165.6	727.6

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	182.5	202.2	(b)
Total Regulatory Liabilities Currently Paying a Return	182.5	202.2
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	828.5	945.0	(c)
Spent Nuclear Fuel	42.9	43.2	(c)
Deferred Investment Tax Credits	29.4	34.1	21 years
PJM Transmission Enhancement Refund	29.1	—	7 years
Other Regulatory Liabilities Approved for Payment	24.0	11.5	various
Total Regulatory Liabilities Currently Not Paying a Return	953.9	1,033.8
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	362.0	—	(d)
Excess ADIT that is Not Subject to Rate Normalization Requirements	192.6	—	10 years
Income Taxes Subject to Flow Through	(282.1)	(254.9)	26 years
Total Income Tax Related Regulatory Liabilities	272.5	(254.9)

Total Regulatory Liabilities Approved for Payment	1,408.9	981.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,574.5	$1,708.7

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

(d)	Refunded using ARAM.

	PSO
	December 31,		Remaining Refund Period
	2018	2017
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$20.1	$—	1 year
Total Current Regulatory Liabilities	$20.1	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	$—	$447.7
Excess ADIT that is Not Subject to Rate Normalization Requirements	—	92.1
Total Regulatory Liabilities Pending Final Regulatory Determination	—	539.8

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	276.8	268.8	(b)
Total Regulatory Liabilities Currently Paying a Return	276.8	268.8
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	51.5	50.7	26 years
Other Regulatory Liabilities Approved for Payment	2.5	2.3	various
Total Regulatory Liabilities Currently Not Paying a Return	54.0	53.0
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	415.2	—	(c)
Excess ADIT that is Not Subject to Rate Normalization Requirements	126.4	—	10 years
Income Taxes Subject to Flow Through	(7.7)	(8.1)	27 years
Total Income Tax Related Regulatory Liabilities	533.9	(8.1)

Total Regulatory Liabilities Approved for Payment	864.7	313.7

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$864.7	$853.5

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

(c)	Refunded using ARAM.

	AEPTCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2018	2017
	(in millions)
Noncurrent Regulatory Liabilities
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	$73.9	$512.8
Excess ADIT that is Not Subject to Rate Normalization Requirements	4.5	(20.6)
Total Regulatory Liabilities Pending Final Regulatory Determination	78.4	492.2

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	99.5	66.7	(c)
Total Regulatory Liabilities Currently Paying a Return	99.5	66.7
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	453.4	—	(d)
Excess ADIT that is Not Subject to Rate Normalization Requirements	(28.5)	—	10 years
Income Taxes Subject to Flow Through (b)	(81.5)	(65.1)	52 years
Total Income Tax Related Regulatory Liabilities	343.4	(65.1)

Total Regulatory Liabilities Approved for Payment	442.9	1.6

Total Noncurrent Regulatory Liabilities	$521.3	$493.8

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)
The 2017 balance reflects the revisions made to AEPTCo’s previously issued financial statements. For additional details on the revisions to AEPTCo’s financial statements, see Note 1 - Significant Accounting Matters.

(c)	Relieved as removal costs are incurred.

(d)	Refunded using ARAM.

	AEP Texas
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2018	2017
	(in millions)
Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	$277.1	$578.3
Excess ADIT that is Not Subject to Rate Normalization Requirements	141.4	103.3
Total Regulatory Liabilities Pending Final Regulatory Determination	418.5	681.6

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	645.2	599.2	(b)
Advanced Metering Infrastructure Surcharge	8.5	12.7	2 years
Excess Earnings	6.3	6.8	13 years
Total Regulatory Liabilities Currently Paying a Return	660.0	618.7
Regulatory Liabilities Currently Not Paying a Return
Transition Charges - Texas	46.0	46.0	6 years
Deferred Investment Tax Credits	10.8	12.3	44 years
Other Regulatory Liabilities Approved for Payment	—	0.6	various
Total Regulatory Liabilities Currently Not Paying a Return	56.8	58.9
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	251.8	—	(c)
Income Taxes Subject to Flow Through	(42.8)	(38.7)	31 years
Total Income Tax Related Regulatory Liabilities	209.0	(38.7)

Total Regulatory Liabilities Approved for Payment	925.8	638.9

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,344.3	$1,320.5

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

(c)	Refunded using ARAM.

	AEP
	December 31,		Remaining
	2018	2017	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$35.7	$8.7	1 year
Over-recovered Fuel Costs - does not pay a return	22.9	3.2	1 year
Total Current Regulatory Liabilities	$58.6	$11.9

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$0.2	$0.2
Total Regulatory Liabilities Currently Not Paying a Return	0.2	0.2
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	1,025.3	4,256.7
Excess ADIT that is Not Subject to Rate Normalization Requirements	695.0	1,378.0
Total Income Tax Related Regulatory Liabilities	1,720.3	5,634.7

Total Regulatory Liabilities Pending Final Regulatory Determination	1,720.5	5,634.9

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,742.8	2,637.1	(b)
Ohio Basic Transmission Cost Rider	68.8	—	2 years
Excess Earnings	8.9	9.4	35 years
Deferred Investment Tax Credits	8.7	10.6	42 years
Advanced Metering Infrastructure Surcharge	8.5	12.7	2 years
Other Regulatory Liabilities Approved for Payment	0.4	1.3	various
Total Regulatory Liabilities Currently Paying a Return	2,838.1	2,671.1
Regulatory Liabilities Currently Not Paying a Return
Excess Nuclear Decommissioning Funding	828.5	945.0	(c)
Deferred Investment Tax Credits	204.9	191.2	44 years
PJM Transmission Enhancement Refund	164.2	—	7 years
Transition Charges - Texas	46.0	46.0	6 years
Unrealized Gain on Forward Commitments	45.9	15.0	6 years
Ohio Enhanced Service Reliability Plan	43.1	30.6	2 years
Spent Nuclear Fuel	42.9	43.2	(c)
Peak Demand Reduction/Energy Efficiency	17.5	25.6	3 years
Other Regulatory Liabilities Approved for Payment	84.8	41.6	various
Total Regulatory Liabilities Currently Not Paying a Return	1,477.8	1,338.2
Income Tax Related Regulatory Liabilities (a)
Excess ADIT Associated with Certain Depreciable Property	2,925.7	—	(d)
Excess ADIT that is Not Subject to Rate Normalization Requirements	864.3	—	18 years
Income Taxes Subject to Flow Through	(1,286.1)	(1,221.9)	56 years
Total Income Tax Related Regulatory Liabilities	2,503.9	(1,221.9)

Total Regulatory Liabilities Approved for Payment	6,819.8	2,787.4

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$8,540.3	$8,422.3

(a)
This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform.  The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base.  See “Federal Tax Reform” section of Note 12 for additional information.

(b)	Relieved as removal costs are incurred.

(c)	Relieved when plant is decommissioned.

(d)	Refunded using ARAM.